GOODWILL AND INTANGIBLE ASSETS, NET (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Content and software USD ($)	Dec. 31, 2014 Content and software RUB	Dec. 31, 2013 Content and software RUB	Dec. 31, 2014 Patents and licenses USD ($)	Dec. 31, 2014 Patents and licenses RUB	Dec. 31, 2013 Patents and licenses RUB	Dec. 31, 2014 Customer relationships USD ($)	Dec. 31, 2014 Customer relationships RUB	Dec. 31, 2013 Customer relationships RUB	Dec. 31, 2013 Contracts with suppliers RUB	Dec. 31, 2014 Non-compete agreements USD ($)	Dec. 31, 2014 Non-compete agreements RUB	Dec. 31, 2013 Non-compete agreements RUB	Dec. 31, 2014 Trade names and domain names USD ($)	Dec. 31, 2014 Trade names and domain names RUB	Dec. 31, 2013 Trade names and domain names RUB	Dec. 31, 2014 Workforce USD ($)	Dec. 31, 2014 Workforce RUB
GOODWILL AND INTANGIBLE ASSETS, NET
Cost		3,090	988			965	489		269	167		417	71	23		26	14		1,181	224		232
Less: Accumulated amortization		(665)	(324)			(385)	(173)		(147)	(106)		(45)	(18)	(22)		(8)	(1)		(66)	(4)		(14)
Net carrying value	43.1	2,425.0	664.0		10.3	580.0	316.0	2.2	122.0	61.0	6.6	372.0	53.0	1.0	0.3	18.0	13.0	19.8	1,115.0	220.0	3.9	218.0
Amortization expenses of intangible assets	4.3	242.0	111.0	139.0
Estimated amortization expense
For the year ending December 31, 2014	7.6	427.0
For the year ending December 31, 2015	7.3	408.0
For the year ending December 31, 2016	6.0	340.0
For the year ending December 31, 2017	5.4	304.0
For the year ending December 31, 2018	3.9	222.0
Thereafter	12.9	724.0
Total	$ 43.1	2,425.0